Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Chunghwa Investment Co Ltd Disposed Some Shares Of Chunghwa Precision Test Tech Co Ltd [Member]
Disclosure of classes of share capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests		$ 83.0	$ 45.0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests		(25.0)	(18.0)
Differences arising from equity transactions		58.0	27.0
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition		58.0	27.0
Senao International Co Ltd Purchased Its Treasury Stock [Member]
Disclosure of classes of share capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests			(492.0)
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests			416.0
Differences arising from equity transactions			(76.0)
Additional paid-in capital - arising from changes in equities of subsidiaries			(15.0)
Unappropriated earnings			(61.0)
Senao International Co Ltd Participated In Youths Share Subscription [Member]
Disclosure of classes of share capital [Line Items]
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests			(0.4)
Differences arising from equity transactions			(0.4)
Additional paid-in capital - arising from changes in equities of subsidiaries			$ (0.4)
Chunghwa Investment Co Ltd Did Not Participate In The Capital Increase Of Chunghwa Precision Test Tech Co Ltd [Member]
Disclosure of classes of share capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	$ 2,552.0	1,175.0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(1,750.0)	(786.0)
Differences arising from equity transactions	802.0	389.0
Additional paid-in capital - arising from changes in equities of subsidiaries	802.0	$ 389.0
Senao International Co Ltd Transferred Its Treasury Stock [Member]
Disclosure of classes of share capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	164.0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(137.0)
Differences arising from equity transactions	27.0
Additional paid-in capital - arising from changes in equities of subsidiaries	27.0
Chunghwa Telecom Co Ltd and Chunghwa Investment Co Ltd Disposed Some Shares of CHIEF Telecom Inc [Member]
Disclosure of classes of share capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	106.0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(29.0)
Differences arising from equity transactions	77.0
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$ 77.0